Business Segments - Business Segment Results (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Securities gains (losses), net	$ 73	$ 30	$ 57
Other intangibles	168	161	175
Total noninterest expense	12,785	12,464	12,790
Provision for credit losses	1,504	1,379	1,390
Net income	6,946	7,124	6,253
Net (income) loss attributable to noncontrolling interests	32	28	35
Net income attributable to U.S. Bancorp	6,914	7,096	$ 6,218
Corporate and Commercial Banking [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	2,871	2,936
Noninterest income	867	843
Total net revenue	3,738	3,779
Noninterest expense	1,607	1,591
Other intangibles	4	4
Total noninterest expense	1,611	1,595
Income before provision and income taxes	2,127	2,184
Provision for credit losses	78	65
Income before income taxes	2,049	2,119
Income taxes and taxable-equivalent adjustment	513	531
Net income	1,536	1,588
Net income attributable to U.S. Bancorp	1,536	1,588
Loans	96,608	93,854
Other earning assets	3,751	3,072
Goodwill	1,647	1,647
Other intangible assets	8	11
Assets	106,716	102,801
Noninterest-bearing deposits	29,152	32,938
Interest-bearing Deposits	72,780	69,913
Total deposits	101,932	102,851
Total U.S. Bancorp shareholders' equity	10,399	10,463
Consumer and Business Banking [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	6,261	6,156
Noninterest income	2,387	2,316
Total net revenue	8,648	8,472
Noninterest expense	5,285	5,232
Other intangibles	20	27
Total noninterest expense	5,305	5,259
Income before provision and income taxes	3,343	3,213
Provision for credit losses	310	232
Income before income taxes	3,033	2,981
Income taxes and taxable-equivalent adjustment	759	745
Net income	2,274	2,236
Net income attributable to U.S. Bancorp	2,274	2,236
Loans	144,595	140,875
Other earning assets	3,989	3,501
Goodwill	3,475	3,604
Other intangible assets	2,617	2,953
Assets	158,884	155,267
Noninterest-bearing deposits	27,876	27,691
Interest-bearing Deposits	129,289	124,934
Total deposits	157,165	152,625
Total U.S. Bancorp shareholders' equity	11,713	11,812
Wealth Management and Investment Services [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	1,157	1,131
Noninterest income	1,799	1,748
Total net revenue	2,956	2,879
Noninterest expense	1,752	1,778
Other intangibles	13	16
Total noninterest expense	1,765	1,794
Income before provision and income taxes	1,191	1,085
Provision for credit losses	(3)	(2)
Income before income taxes	1,194	1,087
Income taxes and taxable-equivalent adjustment	299	273
Net income	895	814
Net income attributable to U.S. Bancorp	895	814
Loans	10,080	9,364
Other earning assets	282	184
Goodwill	1,617	1,618
Other intangible assets	49	63
Assets	13,330	12,437
Noninterest-bearing deposits	13,195	14,006
Interest-bearing Deposits	62,031	56,000
Total deposits	75,226	70,006
Total U.S. Bancorp shareholders' equity	2,525	2,476
Payments Services [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	2,493	2,443
Noninterest income	3,707	3,599
Total net revenue	6,200	6,042
Noninterest expense	2,940	2,859
Other intangibles	131	114
Total noninterest expense	3,071	2,973
Income before provision and income taxes	3,129	3,069
Provision for credit losses	1,108	1,081
Income before income taxes	2,021	1,988
Income taxes and taxable-equivalent adjustment	505	497
Net income	1,516	1,491
Net income attributable to U.S. Bancorp	1,516	1,491
Loans	33,566	31,102
Other earning assets	348	291
Goodwill	2,839	2,570
Other intangible assets	538	406
Assets	39,743	36,912
Noninterest-bearing deposits	1,205	1,099
Interest-bearing Deposits	115	110
Total deposits	1,320	1,209
Total U.S. Bancorp shareholders' equity	7,084	6,629
Treasury and Corporate Support [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	373	369
Noninterest income	998	1,066
Securities gains (losses), net	73	30
Total net revenue	1,444	1,465
Noninterest expense	1,033	843
Total noninterest expense	1,033	843
Income before provision and income taxes	411	622
Provision for credit losses	11	3
Income before income taxes	400	619
Income taxes and taxable-equivalent adjustment	(325)	(376)
Net income	725	995
Net (income) loss attributable to noncontrolling interests	(32)	(28)
Net income attributable to U.S. Bancorp	693	967
Loans	5,837	5,506
Other earning assets	131,481	127,318
Assets	156,980	149,597
Noninterest-bearing deposits	2,435	2,462
Interest-bearing Deposits	8,734	4,309
Total deposits	11,169	6,771
Total U.S. Bancorp shareholders' equity	20,902	18,383
Consolidated Company [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	13,155	13,035
Noninterest income	9,758	9,572
Securities gains (losses), net	73	30
Total net revenue	22,986	22,637
Noninterest expense	12,617	12,303
Other intangibles	168	161
Total noninterest expense	12,785	12,464
Income before provision and income taxes	10,201	10,173
Provision for credit losses	1,504	1,379
Income before income taxes	8,697	8,794
Income taxes and taxable-equivalent adjustment	1,751	1,670
Net income	6,946	7,124
Net (income) loss attributable to noncontrolling interests	(32)	(28)
Net income attributable to U.S. Bancorp	6,914	7,096
Loans	290,686	280,701
Other earning assets	139,851	134,366
Goodwill	9,578	9,439
Other intangible assets	3,212	3,433
Assets	475,653	457,014
Noninterest-bearing deposits	73,863	78,196
Interest-bearing Deposits	272,949	255,266
Total deposits	346,812	333,462
Total U.S. Bancorp shareholders' equity	$ 52,623	$ 49,763